Summary of Significant Accounting Policies - Schedule of Disaggregates of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
By revenue type
Revenues	$ 9,589,671	$ 8,915,344	$ 9,775,038
At a point in time [Member]
By revenue type
Revenues	8,505,046	7,880,672	9,215,891
Over time [Member]
By revenue type
Revenues	1,084,625	1,034,672	559,147
Restaurant operations [Member]
By revenue type
Revenues	9,091,689	8,548,395	9,521,142
Company-owned restaurant operations [Member]
By revenue type
Revenues	6,284,641	6,640,706	8,209,810
Sales of food ingredients and condiments [Member]
By revenue type
Revenues	2,220,405	1,239,966	1,006,081
Franchise licensing [Member]
By revenue type
Revenues	586,643	667,723	305,251
Others [Member]
By revenue type
Revenues	$ 497,982	$ 366,949	$ 253,896